Basis of presentation	12 Months Ended
Dec. 31, 2024
Disclosure of changes in accounting estimates [abstract]
Basis of presentation

2.	Basis of presentation

Statement of compliance

These consolidated financial statements as of December 31, 2024, and 2023 and for the years ended December 31, 2024, 2023 and 2022 have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board.

The Board of Directors authorized these consolidated financial statements for issue on April 9, 2025.

The preparation of financial statements in accordance with IFRS Accounting Standards requires the use of certain critical accounting estimates and the exercise of management’s judgement in applying the Company’s accounting policies. Areas involving a high degree of judgement or complexity and areas where assumptions and estimates are significant to the Company’s consolidated financial statements are discussed in note 3 - Critical accounting estimates and judgements.

Basis of measurement

The consolidated financial statements have been prepared under a historical cost convention, except for certain financial instruments measured at fair value.

Principles of consolidation

These consolidated financial statements include any entity for which the Company has power over, through existing rights providing the current ability to direct the relevant activities. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. An entity is included in the consolidation from the date that control is transferred to the Company, while any entities that are sold are excluded from the consolidation from the date that control ceases. All inter-company balances and transactions are eliminated on consolidation.

Change in presentation currency

Effective June 30, 2024, Ceapro has changed its reporting currency from Canadian dollars to U.S. dollars. This change in reporting currency has been applied retrospectively such that all amounts in the consolidated financial statements of the Company and the accompanying notes thereto are expressed in U.S. dollars. References to “$” are U.S. dollars and references to “CA $” are to Canadian dollars. For comparative purposes, historical consolidated financial statements of Ceapro were recast in U.S. dollars by translating assets and liabilities at the closing exchange rate in effect at the end of the respective period, revenues, expenses and cash flows at the average exchange rate in effect for the respective period and equity transactions at historical exchange rates. Translation gains and losses are included in the cumulative foreign currency translation adjustment, which is reported as a component of shareholders’ equity under accumulated other comprehensive loss.

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022

(in thousands of US dollars, except share and per share data and where otherwise noted)

The change in the presentation currency resulted in the following impact on the consolidated statement of financial position.

	Previously reported in CA$ December 31, 2023	Presentation currency change	Reported in US$ December 31, 2023
	$	$	$
Total assets	31,446	(7,701)	23,745
Total liabilities	3,591	(881)	2,710
Total equity	27,855	(6,820)	21,035

	Previously reported in CA$ December 31, 2022	Presentation currency change	Reported in US$ December 31, 2022
	$	$	$
Total assets	37,734	(9,894)	27,840
Total liabilities	5,445	(1,427)	4,018
Total equity	32,289	(8,466)	23,823

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022

(in thousands of US dollars, except share and per share data and where otherwise noted)

The change in the presentation currency resulted in the following impact on the consolidated statement of (loss) income.

	Previously reported in CA$ December 31, 2023	Presentation currency change	Reported in US$ December 31, 2023
	$	$	$
Revenues	9,633	(2,490)	7,143
Gross profit	3,956	(1,018)	2,938
Loss from operations	(6,438)	1,809	(4,629)
Net loss	(4,710)	1,225	(3,485)

	Previously reported in CA$ December 31, 2022	Presentation currency change	Reported in US$ December 31, 2022
	$	$	$
Revenues	18,840	(4,268)	14,572
Gross profit	11,018	(2,462)	8,556
Profit from operations	5,314	(994)	4,320
Net income	4,398	(950)	3,448

The change in the presentation currency resulted in the following impact on the basic and diluted earnings per share:

	Previously reported in CA$ December 31, 2023	Impact of reverse share consolidation	Presentation currency change	Reported in US$ December 31, 2023
	$	$	$	$
Loss per share – Basic	(0.06)	(2.48)	0.65	(1.89)
Loss per share – Diluted	(0.06)	(2.48)	0.65	(1.89)

	Previously reported in CA$ December 31, 2022	Impact of reverse share consolidation	Presentation currency change	Reported in US$ December 31, 2022
	$	$	$	$
Income per share – Basic	0.06	2.33	(0.52)	1.87
Income per share – Diluted	0.06	2.32	(0.52)	1.86

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022

(in thousands of US dollars, except share and per share data and where otherwise noted)

Foreign currency

Items included in the financial statements of the Group’s entities are measured using the currency of the primary economic environment in which the entities operate (the “functional currency”), which is the US dollar for the Company and its US subsidiary, Aeterna Zentaris, Inc., the Euro (“EUR” or “€”) for its German subsidiaries and the Canadian Dollar for its Canadian subsidiary, Ceapro Inc.

Assets and liabilities of the subsidiaries are translated at the period-end exchange rates, and the results of operations are translated at average rates of exchange for the period. The resulting translation adjustments are included in accumulated other comprehensive loss within shareholders’ equity.

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the underlying transaction. Foreign exchange gains and losses from settling transactions and translating non-functional currency monetary assets and liabilities are recognized in the consolidated statements of loss and comprehensive loss.

Summary of material accounting policies

The accounting policies set out below have been applied consistently to all years presented in these consolidated financial statements and have been applied consistently by all Group entities.

Business combination

Business combinations are accounted for using the acquisition method as at the acquisition date when control is transferred. The consideration transferred for the acquisition of a business is the fair value of the assets transferred, and any liability and equity interests issued by the Company to the former owners of the acquired business on the acquisition date. Identifiable assets acquired and liabilities assumed in a business combination are generally measured initially at their fair values at the acquisition date. Acquisition-related costs other than those associated with the issue of debt or equity securities, and other direct costs of a business combination are not considered part of the business acquisition transaction and are expensed as incurred.

Cash and cash equivalents

Cash and cash equivalents consist of unrestricted cash on hand and balances with banks, as well as short-term interest-bearing deposits, such as money market accounts, that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value, with a maturity of three months or less from the date of acquisition.

Inventories

Inventories are valued at the lower of cost and net realizable value.

Costs of inventory include costs of purchase, costs of conversion, and any other costs incurred in bringing the inventories to their present location and condition. Costs of conversion include direct costs (materials and labor) and indirect costs (fixed and variable production overheads). Fixed overheads are allocated based on normal capacity. Raw materials are assigned costs by using a first-in-first-out cost formula and work-in-progress, and finished goods are assigned costs by using a weighted average cost formula.

Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022

(in thousands of US dollars, except share and per share data and where otherwise noted)

Property and equipment

Property and equipment are recorded at cost less accumulated depreciation and any accumulated impairment losses. Depreciation methods and rates are calculated as follows:

Manufacturing equipment	5 - 25 years straight-line
Office equipment	20% declining balance
Computer equipment	30% declining balance
Leasehold improvements	over the lesser of the term of the lease and the useful life of the underlying asset
Right-of-use asset – buildings	over the lesser of the term of the lease and the useful life of the underlying asset

Cost for property and equipment includes the purchase price, import duties, non-refundable taxes, and any other costs directly attributable to bringing the asset into the location and condition to be capable of operating. Significant parts of an item of property and equipment with different useful lives are recognized and depreciated separately. Depreciation commences when the asset is available for use. The asset’s residual values, useful lives, and method of depreciation are reviewed at each financial year-end and adjustments are accounted for prospectively if appropriate. An item of property and equipment is derecognized on disposal or when no future economic benefits are expected from its use. Any gain or loss arising on derecognition of an asset is included in profit or loss in the period the asset is derecognized.

Intangible assets

Intangible assets, consisting of patents, that are acquired by the Company and have finite useful lives are measured at cost less accumulated amortization and any accumulated impairment losses. Patents are amortized on their respective remaining patent life and are expiring between 2027 and 2041.

Impairment of non-financial assets

Items of property and equipment and identifiable intangible assets with finite lives that are subject to depreciation or amortization, respectively, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable. For impairment assessment purposes, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash generating units or “CGU”).

Impairment is determined by assessing whether the carrying value of the CGU exceeds the recoverable amount, which is the higher of fair value less costs of disposal and the value in use. Fair value less costs of disposal is determined based on a market approach and also derived from market data, including, information from market participants regarding the price that the Company could receive in a sale of the asset. Value in use is determined based on cash flow projections from financial budgets approved by senior management covering a five-year period. The estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In the event that the carrying amount of the asset exceeds its recoverable amount, an impairment loss is recognized in an amount equal to the excess. Impairment losses related to property and equipment and identifiable intangible assets with finite lives, which are recorded in the consolidated statement of loss and comprehensive loss, can be subsequently reversed.

Leases

At inception, the Company considers whether a contract is, or contains, a lease. A lease is defined as a contract, or part of a contract, that conveys the right to use an asset for a period of time in exchange for consideration.

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is measured at an amount equal to the initial measurement of the lease liability, any initial direct costs incurred by the Company, an estimate of any costs to dismantle and remove the asset at the end of the lease, and any lease payments made in advance of the lease commencement date, less any lease incentives received.

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022

(in thousands of US dollars, except share and per share data and where otherwise noted)

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The Company also assesses the right-of-use asset for impairment when such indicators exist.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease if that rate is readily available or the Company’s incremental borrowing rate.

Lease payments included in the measurement of the lease liability are made up of fixed payments (including in-substance fixed payments), variable payments based on an index or rate, amounts expected to be payable under a residual value guarantee, and payments arising from options reasonably certain to be exercised.

Subsequent to initial measurement, the liability will be reduced for payments made and increased for interest. It is remeasured to reflect any reassessment or modification, or if there are changes in in-substance fixed payments. When the lease liability is remeasured, the corresponding adjustment is reflected in the right-of-use asset, or profit and loss if the right-of-use asset is already reduced to zero.

The Company has elected not to recognize right-of-use assets or lease liabilities for short-term leases and leases of low-value assets. Instead of recognizing a right-of-use asset and lease liability, the payments in relation to these leases are recognized as an expense in profit or loss on a straight-line basis over the lease term.

On the balance sheet, right-of-use assets have been included in property and equipment.

Post-employment benefits

The Company has partially funded and unfunded defined benefit multi-employer pension plans, namely the DUPK pension plan and the RUK 1990 and 2006 pension plans, (the “Pension Benefit Plans”) and unfunded post-employment benefit plans in Germany. Provisions for pension obligations are established for benefits payable in the form of retirement, disability and surviving dependent pensions. The Company also provides defined contribution plans to some of its employees.

For defined benefit pension plans and other post-employment benefits, net periodic pension expense is actuarially determined on a quarterly basis using the projected unit credit method. The cost of pension and other benefits earned by employees is determined by applying certain assumptions, including discount rates, rate of pension benefit increases, the projected age of employees upon retirement and the expected rate of future compensation.

The employee future benefits liability is recognized at its present value, which is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid and that have terms to maturity approximating the terms of the related future benefit liability. Actuarial gains and losses that arise in calculating the present value of the defined benefit obligation are recognized in other comprehensive loss, net of tax, and simultaneously reclassified in the deficit in the consolidated statement of financial position in the year in which the actuarial gains and losses arise and without recycling to the consolidated statement of loss and comprehensive loss in subsequent periods.

Warrant liabilities

Warrant liabilities are derivative financial instruments. They are initially measured at fair value. Subsequent to initial recognition, they are measured at fair value, and changes therein are recognized in profit or loss.

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022

(in thousands of US dollars, except share and per share data and where otherwise noted)

Revenue recognition

Supply agreements and licensing agreements

The Company generates revenue from supply agreements and licensing agreements with customers for the sale of certain finished goods, semi-finished goods and active pharmaceutical ingredients. The license is generally combined with other promises to supply goods to the customer, and revenue from the combined performance obligation is satisfied at a point in time, which occurs upon shipment. The transaction price for the combined performance obligation includes the license non-refundable non-creditable upfront payment, regulatory milestones, royalties and the selling price of each good supplied. Milestone payments, which are oftentimes payable upon the successful achievement of development or regulatory events, and royalties are included in the transaction price using the most likely amount method only if the milestones are considered probable of being reached and the Company concludes it is highly probable that a significant revenue reversal will not occur. Milestone payments and royalties that are not within the control of the Company or the licensee, such as regulatory approvals, are generally not considered probable of being achieved until those approvals or subsequent sales are received. The Company allocates the transaction price to the projected units that the Company expects to supply pursuant to the contract, estimated based on current projections and anticipated market demand. If the Company expects to be entitled to a breakage amount for upfront and milestone payments, it recognizes the expected breakage amount as revenue in proportion to the pattern of rights exercised by the customer.

Product sales

The Company also generates revenues from product sales. Each sale is considered a single performance obligation and revenue for the sale of product is recognized at the point in time when control or ownership of the product is transferred to the customer, generally when the products are shipped, when collectability is probable, and the Company has satisfied its performance obligation.

Product revenues are derived primarily from standard product sales contracts. Contracts with customers do not provide for refunds or any other rights of return. The Company does not have any revenue contracts where the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds one year. As such, the Company does not adjust any of the transaction prices for the time value of money.

When an amount is received as an advance or a deposit from a customer, prior to the recognition of revenue, it results in a contract liability.

Research and development expenses

Research costs are expensed as incurred. Development costs are expensed as incurred, except for those that meet the criteria for deferral, in which case the costs are capitalized and amortized to operations over the estimated period of benefit. No development costs have been capitalized during any of the periods presented.

Income taxes

Income tax expense comprises current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity, in which case the tax expense is also recognized directly in equity.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates and laws enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax assets and liabilities are provided for using the liability method on temporary differences between the tax bases and carrying amounts of assets and liabilities. Deferred tax assets and liabilities are measured using enacted or substantively enacted tax rates expected to apply to taxable income in the year in which temporary differences are expected to be recovered or settled. Changes to these balances, including changes due to changes in income tax rates, are recognized in profit or loss in the period in which they occur.

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022

(in thousands of US dollars, except share and per share data and where otherwise noted)

Deferred tax assets are recognized to the extent future recovery is probable. Deferred tax assets are reduced to the extent it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Investment tax credits

Investment tax credits relating to qualifying scientific research and experimental development expenditures are accrued provided it is probable that the credits will be realized. When recorded, the investment tax credits are accounted for as a reduction of the related expenditures.

Earnings per share

Basic net income (loss) per share is calculated by dividing the net income (loss) by the weighted average number of common shares outstanding during the year.

Diluted net income (loss) per share is calculated based on the weighted average number of common shares outstanding during the year, plus the effects of dilutive common share equivalents, such as stock options, warrants and similar instruments. The number of shares included with respect to options, warrants and similar instruments is computed using the treasury stock method. Diluted net loss per share is equal to the basic net loss per share as the Company is in a loss position and all securities, comprised of options and warrants, would be anti-dilutive.

Reclassification

Certain prior period line item amounts which were combined have been reclassified into single line items given their materiality to conform to current period presentation. In the consolidated statement of financial position, trade receivables of $126 and other receivable of $164 were classified to trade and other receivables and non-current deposits of $56 were classified to current prepaid expenses and other assets. In the consolidated statements of loss for the year ended December 31, 2023, the general and administration expenses of $5,497 (2022 - $2,842) and the sales and marketing expenses of $30 (2022 - $23) were reclassified within Selling, general and administrative expenses.